Net income (loss) per share (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net income (loss) per share
Antidilutive securities excluded from computation of earnings per share amount	8,502,786	3,751,322	527,416
Shares issued to ADS borrowers			12,692,328